UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
Check here if Amendment [ X ]; Amendment Number:  1
    This Amendment (Check only one.):  [X]  is a restatement.
                                       [ ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     452 Fifth Avenue
             HSBC Tower, 29th Floor
             NEW YORK, NEW YORK  10018

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        PETER ZAYFERT
Title:       EXECUTIVE VICE PRESIDENT
Phone:       (212) 284-4800

Signature, Place, and Date of Signing:


     /s/ PETER ZAYFERT
------------------------------   ------------------------  --------------------
   PETER ZAYFERT                  NEW YORK, NEW YORK        September 7, 2005
   EXECUTIVE VICE PRESIDENT


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           28

Form 13F Information Table Value Total:           $140,451
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number          Name

    1        28-10204                      FLETCHER INTERNATIONAL, LTD.


                                                    FORM 13F INFORMATION TABLE


                                                          Fair                                                    Voting Authority
                              Title                      Market       Shares or                                  ------------------
                               of            CUSIP       Value        Principal SH/   Put/   Investment   Other    (A)   (B)   (C)
 Name of Issuer               Class          Number     (x$1,000)      Amount   PRN   Call   Discretion  Managers Sole Shared None
 --------------               -----          ------     ---------      ------   ---   ----   ----------  -------- ---- ------ ----



Allied Waste Inds Inc         COM            019589308         58        7,300   SH          Defined        1       X
Cal Dive Int Inc              COM            127914109      9,151      174,746   SH          Defined        1       X
Casella Waste Sys Inc         CL A           147448104         86        7,200   SH          Defined        1       X
Champion Enterprises Inc      COM            158496109     15,067    1,515,763   SH          Defined        1       X
Cooper Cameron Corp           COM            216640102      1,700       27,390   SH          Defined        1       X
Devry Inc DEL                 COM            251893103        121        6,100   SH          Defined        1       X
Faro Technologies Inc         COM            311642102        706       25,900   SH          Defined        1       X
Fleetwood Enterprises Inc     COM            339099103      1,644      161,977   SH          Defined        1       X
FLIR Sys Inc                  COM            302445101        722       24,200   SH          Defined        1       X
Input/Output Inc              COM            457652105      1,174      187,000   SH          Defined        1       X
Ishares TR                    Russell 2000   464287655     21,977      345,000   SH     Put  Defined        1       X
ITT Educational Services Inc  COM            45068B109        118        2,200   SH          Defined        1       X
Mechanical Technology Inc     COM            583538103      5,441    1,528,242   SH          Defined        1       X
Newpark Res Inc               COM            651718504     12,534    1,671,200   SH          Defined        1       X
Oceaneering Int Inc           COM            675232102        278        7,200   SH          Defined        1       X
Oil Service HOLDRS TR         Depostry Rcpt  678002106      7,644       74,960   SH          Defined        1       X
Oil Service HOLDRS TR         Depostry Rcpt  678002106     40,533      397,500   SH     Put  Defined        1       X
Oil Sts Intl Inc              COM            678026105        342       13,600   SH          Defined        1       X
Orbotech Ltd                  ORD            M75253100        703       32,700   SH          Defined        1       X
NASDAQ 100 TR                 Unit Ser 1     631100104      1,126       30,600   SH          Defined                X
Plug Power Inc                COM            72919P103     12,329    1,799,791   SH          Defined        1       X
SPDR TR                       Unit Ser 1     78462F103      5,912       49,606   SH          Defined        1       X
SPDR TR                       Unit Ser 1     78462F103         52          440   SH          Defined                X
Superior Energy Svcs Inc      COM            868157108        374       21,000   SH          Defined        1       X
Tetra Tech Inc NEW            COM            88162G103         54        4,000   SH          Defined        1       X
TRC Cos Inc                   COM            872625108        161       13,705   SH          Defined        1       X
Waste Connections Inc         COM            941053100        145        3,900   SH          Defined        1       X
W-H Energy Svcs Inc           COM            92925E108        299       12,000   SH          Defined        1       X

